Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint ventures (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	€ 1,790
Share of results	34	€ 19
Closing balance	1,775		€ 1,790
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	1,790	€ 1,203	1,203
Additions	10		507
Transfers to and from Investments/Other assets and liabilities	0		4
Revaluations	2		(18)
Share of results	33		82
Dividends received	(11)		(58)
Disposals	(1)		(10)
Impairments	1		(34)
Exchange rate differences	(55)		113
Other	6		0
Closing balance	€ 1,775		€ 1,790